CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance, beginning of period at Jan. 31, 2025	$ 568,339	$ 503,133	$ (50,497)	$ 364,028
Stock-based compensation expense (Note 17)		8,819
Stock options and share units exercised	15,019	(13,141)
Other comprehensive income (loss), net of income taxes			29,922
Net income				74,264	$ 74,264
Balance, end of period at Jul. 31, 2025	583,358	498,811	(20,575)	438,292	1,499,886
Balance, beginning of period at Apr. 30, 2025	574,816	498,092	(21,243)	400,272
Stock-based compensation expense (Note 17)		4,453
Stock options and share units exercised	8,542	(3,734)
Other comprehensive income (loss), net of income taxes			668
Net income				38,020	38,020
Balance, end of period at Jul. 31, 2025	583,358	498,811	(20,575)	438,292	1,499,886
Balance, beginning of period at Jan. 31, 2026	590,734	509,190	(7,987)	526,975	1,618,912
Stock-based compensation expense (Note 17)		14,769
Stock options and share units exercised	6,697	(7,399)
Shares repurchased (Note 15)	(4,501)			(68,313)	(46,000)
Other comprehensive income (loss), net of income taxes			(12,080)
Net income				98,505	98,505
Balance, end of period at Jul. 31, 2026	592,930	516,560	(20,067)	557,167	1,646,590
Balance, beginning of period at Apr. 30, 2026	594,922	508,874	(10,834)	536,766
Stock-based compensation expense (Note 17)		7,772
Stock options and share units exercised	414	(86)
Shares repurchased (Note 15)	(2,406)			(29,628)
Other comprehensive income (loss), net of income taxes			(9,233)
Net income				50,029	50,029
Balance, end of period at Jul. 31, 2026	$ 592,930	$ 516,560	$ (20,067)	$ 557,167	$ 1,646,590